International Operations (Tables)	12 Months Ended
Dec. 31, 2010
International Operations [Abstract]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries or groups of countries

			Income (loss) before income
			tax expense/(benefit)
Year ended December 31, (in millions)	Revenue(a)	Expense(b)	and extraordinary gain	Net income	Average assets

2010
Europe/Middle East and Africa	$14,113	$8,712	$5,401	$3,655	$425,374
Asia and Pacific	5,791	3,577	2,214	1,470	134,787
Latin America and the Caribbean	1,810	1,152	658	395	30,021
Other	510	413	97	59	6,579

Total international	22,224	13,854	8,370	5,579	596,761
Total U.S.	80,470	63,981	16,489	11,791	1,456,490

Total	$102,694	$77,835	$24,859	$17,370	$2,053,251

2009
Europe/Middle East and Africa	$16,915	$8,610	$8,305	$5,485	$383,003
Asia and Pacific	5,088	3,438	1,650	1,119	100,932
Latin America and the Caribbean	1,982	1,112	870	513	23,227
Other	659	499	160	105	7,074

Total international	24,644	13,659	10,985	7,222	514,236
Total U.S.	75,790	70,708	5,082	4,506	1,509,965

Total	$100,434	$84,367	$16,067	$11,728	$2,024,201

2008
Europe/Middle East and Africa	$11,449	$8,403	$3,046	$2,483	$352,558
Asia and Pacific	4,097	3,580	517	672	108,751
Latin America and the Caribbean	1,353	903	450	274	30,940
Other	499	410	89	21	6,553

Total international	17,398	13,296	4,102	3,450	498,802
Total U.S.	49,854	51,183	(1,329)	2,155	1,292,815

Total	$67,252	$64,479	$2,773	$5,605	$1,791,617

(a)	Revenue is composed of net interest income and noninterest revenue.
(b)	Expense is composed of noninterest expense and the provision for credit losses.